Intangible assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Additions		SFr 182,348
Depreciation charge		(182,348)
Fair value of Income recognised for services received at zero cost	SFr 141,018
Fair value of services received at zero cost recorded as other operating cost	141,018
Cost
Intangible assets
Opening amount	182,348
Closing amount	182,348	182,348
Accumulated depreciation
Intangible assets
Opening amount	(182,348)
Closing amount	(182,348)	(182,348)
Service agreement
Intangible assets
Additions		182,348
Depreciation charge		(182,348)
Service agreement | Cost
Intangible assets
Opening amount	182,348
Closing amount	182,348	182,348
Service agreement | Accumulated depreciation
Intangible assets
Opening amount	(182,348)
Closing amount	SFr (182,348)	SFr (182,348)